Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Related Party	Related party balances at December 31, 2023 and December 31, 2022 consisted of the following:
	December 31, 2023	December 31, 2022
	(U.S. Dollars in thousands)
(a) Due from Illumigyn	$17	$48
(b) Due from (to) Wellsense Technologies Ltd.	(13)	10
(c) Due from Six-Eye Interactive	4	21
(d) Due from Six AI ltd.	-	8
(e) Due from Musashi (*)	-	2
Total from related parties	$8	$89
(*)	From 2023 Musashi is no longer a related party

Schedule of Related Parties Transactions
	Year ended December 31,
	2023	2022	2021
	(U.S. Dollars in thousands)

Research and development – see c below	-	-	80
General and administrative – see d and e below	-	(218)	(191)